SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of operating segments [line items]
Total assets	$ 121,948	$ 128,150
Operating segments
Disclosure of operating segments [line items]
Total assets	41,608	42,205
Operating segments | Utilities
Disclosure of operating segments [line items]
Total assets	9,651	9,900
Operating segments | Transport
Disclosure of operating segments [line items]
Total assets	11,596	11,582
Operating segments | Midstream
Disclosure of operating segments [line items]
Total assets	9,714	10,275
Operating segments | Data
Disclosure of operating segments [line items]
Total assets	13,282	13,622
Operating segments | Corporate
Disclosure of operating segments [line items]
Total assets	(2,635)	(3,174)
Material reconciling items | Total for all associates
Disclosure of operating segments [line items]
Total assets	10,471	10,104
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Total assets	80,078	84,434
Material reconciling items | Working capital adjustment and other
Disclosure of operating segments [line items]
Total assets	$ 10,733	$ 11,615